UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Report to Stockholders.

(a)

Freedom 100 Emerging Markets ETF Ticker: FRDM Listed on: Cboe BZX Exchange, Inc.	March 31, 2026 Semi-Annual Shareholder Report https://freedometfs.com/frdm/

This semi-annual shareholder report contains important information about the Freedom 100 Emerging Markets ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://freedometfs.com/frdm/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$27	0.49%

KEY FUND STATISTICS (as of Period End)
Net Assets	$2,539,851,258	Portfolio Turnover Rate*	23%
# of Portfolio Holdings	130	Advisory Fees Paid	$5,037,031
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

TOP 10 HOLDINGS (as a % of Net Assets)
Samsung Electronics Co. Ltd.	8.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8.2%
SK hynix, Inc.	5.1%
Latam Airlines Group SA	4.3%
Vale SA	3.8%
Bank Polska Kasa Opieki SA	3.5%
Banco de Chile	3.3%
Delta Electronics, Inc.	2.9%
Falabella SA	2.9%
MediaTek, Inc.	2.6%

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Taiwan	22.2%
Chile	17.8%
South Korea	17.3%
Poland	12.2%
Brazil	10.0%
Malaysia	6.1%
South Africa	5.4%
Thailand	3.0%
Mexico	2.3%
Philippines	1.8%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://freedometfs.com/frdm/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2026

(b) Not applicable
Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Brazil - 10.0%
B3 SA - Brasil Bolsa Balcao	7,161,247	$25,438,371
Banco Bradesco SA - ADR	5,086,778	18,566,740
BB Seguridade Participacoes SA	862,549	5,801,559
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	786,534	24,087,177
Embraer SA	960,106	14,262,992
Equatorial SA	1,990,269	15,718,970
Raia Drogasil SA	1,942,673	8,783,538
Rede D'Or Sao Luiz SA (a)	1,559,456	11,717,333
Suzano SA	1,022,630	10,248,313
Vale SA	6,049,824	96,321,126
WEG SA	2,405,323	23,645,288
		254,591,407

Chile - 17.8%
Banco de Chile	455,625,142	82,697,837
Banco de Credito e Inversiones SA	752,282	48,730,292
Cencosud SA	12,513,136	34,162,350
Cia Cervecerias Unidas SA - ADR (b)	576,015	6,537,770
Cia Sud Americana de Vapores SA	137,666,278	7,208,359
Colbun SA	70,885,783	9,948,774
Empresas Copec SA	3,451,272	23,846,588
Falabella SA	11,955,350	73,183,377
Latam Airlines Group SA	4,465,881,200	109,976,411
Parque Arauco SA	5,757,227	23,494,827
Plaza SA	7,398,628	31,487,262
		451,273,847

Indonesia - 1.4%
Bank Central Asia Tbk PT	41,000,313	15,561,036
Barito Pacific Tbk PT (c)	25,276,937	2,030,246
Bumi Resources Minerals Tbk PT (c)	76,041,628	3,266,374
Charoen Pokphand Indonesia Tbk PT	6,448,046	1,555,620
Dian Swastatika Sentosa Tbk PT (c)	1,210,565	4,701,362
GoTo Gojek Tokopedia Tbk PT (c)	865,307,553	2,596,763
Kalbe Farma Tbk PT	15,631,348	892,195
Merdeka Copper Gold Tbk PT (c)	5,356,404	989,679
Petrosea Tbk PT	1,852,242	485,008
Sumber Alfaria Trijaya Tbk PT	14,597,398	1,271,244
XLSMART Telecom Sejahtera Tbk PT	4,887,580	848,413
		34,197,940

The accompanying notes are an integral part of these financial statements.

1

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Malaysia - 6.1%
Celcomdigi Bhd	5,472,500	$4,000,642
Gamuda Bhd	10,207,900	9,403,672
Hong Leong Bank Bhd	1,041,861	5,635,158
IHH Healthcare Bhd	4,699,206	10,422,047
Malayan Banking Bhd	20,643,554	57,918,196
Maxis Bhd	3,985,224	3,543,296
Press Metal Aluminium Holdings Bhd	6,799,701	13,434,825
Public Bank Bhd	23,458,589	27,114,398
RHB Bank Bhd	4,665,933	9,725,975
Sunway Bhd	5,497,049	6,516,630
Sunway Healthcare Holdings Bhd (c)	549,704	271,526
YTL Corp. Bhd	6,126,871	2,557,276
YTL Power International Bhd	4,276,738	3,168,737
		153,712,378

Mexico - 2.3%
America Movil SAB de CV	7,799,360	9,917,280
Arca Continental SAB de CV	401,400	4,623,614
Grupo Aeroportuario del Pacifico SAB de CV - Class B	194,069	4,779,773
Grupo Aeroportuario del Sureste SAB de CV - ADR (b)	7,983	2,683,326
Grupo Bimbo SAB de CV - Class A	609,286	2,040,699
Grupo Carso SAB de CV - Class A1	241,569	1,813,890
Grupo Financiero Banorte SAB de CV	1,230,507	13,625,309
Grupo Financiero Inbursa SAB de CV	1,040,062	2,621,191
Grupo Mexico SAB de CV - Class B	1,287,719	13,773,844
Industrias Penoles SAB de CV (c)	74,055	3,301,218
		59,180,144

Philippines - 1.8%
Ayala Corp.	333,782	2,766,407
Ayala Land, Inc.	7,290,965	1,937,056
Bank of the Philippine Islands	2,328,678	3,829,382
BDO Unibank, Inc.	2,590,020	4,809,124
International Container Terminal Services, Inc.	1,079,092	12,220,828
Jollibee Foods Corp.	502,076	1,468,624
Manila Electric Co.	335,863	3,413,916
Metropolitan Bank & Trust Co.	2,379,769	2,487,495
PLDT, Inc.	98,093	2,091,036
SM Investments Corp.	638,989	6,521,369
SM Prime Holdings, Inc.	11,992,475	4,036,973
Universal Robina Corp.	953,312	1,024,712
		46,606,922

The accompanying notes are an integral part of these financial statements.

2

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Poland - 12.2%
Alior Bank SA	646,889	$19,281,900
Asseco Poland SA	373,381	17,038,614
Bank Polska Kasa Opieki SA	1,505,492	88,207,669
Benefit Systems SA (c)	15,859	14,909,733
CD Projekt SA	398,630	25,406,998
Cyfrowy Polsat SA (c)	999,672	3,150,736
Dino Polska SA (a)(c)	3,431,482	30,855,792
Grupa Kety SA	64,213	17,038,361
KRUK SA	130,359	15,763,740
LPP SA	9,351	56,173,509
Modivo SA (c)	321,077	8,130,283
XTB SA (a)	519,004	13,237,244
		309,194,579

South Africa - 5.4%
Absa Group Ltd.	542,882	7,738,064
Bid Corp. Ltd.	229,699	5,532,731
Capitec Bank Holdings Ltd.	51,818	12,623,886
FirstRand Ltd.	3,530,634	17,973,188
Gold Fields Ltd. - ADR (b)	493,236	22,392,914
Harmony Gold Mining Co. Ltd.	324,757	4,913,218
Impala Platinum Holdings Ltd.	540,743	7,635,353
MTN Group Ltd.	1,036,814	11,975,788
Nedbank Group Ltd.	293,619	4,628,843
Sanlam Ltd.	1,204,639	6,334,566
Shoprite Holdings Ltd.	308,853	5,034,005
Standard Bank Group Ltd.	849,439	15,283,251
Valterra Platinum Ltd.	169,063	13,997,622
		136,063,429

South Korea - 17.3%
Celltrion, Inc.	74,283	9,563,939
Doosan Enerbility Co. Ltd. (c)	175,405	10,512,962
Hanwha Aerospace Co. Ltd.	11,827	9,644,451
Hyundai Motor Co.	53,522	15,567,559
Kia Corp.	92,212	8,741,672
LG Energy Solution Ltd. (c)	21,443	5,522,974
NAVER Corp.	71,924	9,462,140
Samsung Biologics Co. Ltd. (a)(c)	5,078	4,986,330
Samsung Electronics Co. Ltd.	2,062,650	225,165,723
SK hynix, Inc.	245,123	129,151,086
SK Square Co. Ltd. (c)	39,341	11,982,226
		440,301,062
The accompanying notes are an integral part of these financial statements.

3

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Taiwan - 22.2%
ASE Technology Holding Co. Ltd.	2,441,117	$25,083,107
Cathay Financial Holding Co. Ltd.	8,775,937	19,297,728
Chunghwa Telecom Co. Ltd.	4,631,823	19,269,079
CTBC Financial Holding Co. Ltd.	14,877,642	23,873,101
Delta Electronics, Inc.	1,734,771	74,882,201
Fubon Financial Holding Co. Ltd.	9,750,630	26,229,408
Hon Hai Precision Industry Co. Ltd.	10,925,327	64,075,659
MediaTek, Inc.	1,412,200	65,817,266
Quanta Computer, Inc.	2,472,419	21,537,964
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	614,550	207,687,173
United Microelectronics Corp. - ADR (b)	1,807,564	16,231,925
		563,984,611

Thailand - 3.0%
Advanced Info Service PCL	984,301	11,132,331
Bangkok Bank PCL	1,844,671	9,312,848
Bangkok Dusit Medical Services PCL	12,091,676	6,892,769
Central Pattana PCL	2,482,856	4,686,409
Central Retail Corp. PCL (a)	3,137,349	1,778,909
Charoen Pokphand Foods PCL	4,049,830	2,566,448
CP ALL PCL	6,047,386	8,343,119
Gulf Development PCL	6,499,784	11,677,144
Kasikornbank PCL	2,290,170	13,263,265
TMBThanachart Bank PCL	39,596,750	2,761,447
True Corp. PCL	10,178,618	4,444,272
		76,858,961
TOTAL COMMON STOCKS (Cost $1,957,848,042)		2,525,965,280

WARRANTS - 0.0% (d)	Contracts
Malaysia - 0.0% (d)
YTL Corp. Bhd, Expires 12/31/2099, Exercise Price $1.50 (c)	681,983	32,002
YTL Power International Bhd, Expires 12/31/2099, Exercise Price $2.45 (c)	438,423	59,554
TOTAL WARRANTS (Cost $0)		91,556

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (e)	43,392,072	43,392,072
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $43,392,072)		43,392,072

The accompanying notes are an integral part of these financial statements.

4

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value

MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.58% (e)	2,943,468	$2,943,468
TOTAL MONEY MARKET FUNDS (Cost $2,943,468)		2,943,468

TOTAL INVESTMENTS - 101.3% (Cost $2,004,183,582)		$2,572,392,376
Liabilities in Excess of Other Assets - (1.3)%		(32,541,118)
TOTAL NET ASSETS - 100.0%		$2,539,851,258

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PCL - Public Company Limited

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $62,575,608 or 2.5% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $42,242,089.
(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

5

FREEDOM 100 EMERGING MARKETS ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$2,572,392,376
Dividends receivable	12,650,204
Receivable for investments sold	8,807,761
Dividend tax reclaims receivable	803,805
Cash	484,391
Receivable for transaction fee	16,601
Security lending income receivable (See Note 4)	11,815
Total assets	2,595,166,953

LIABILITIES:
Payable upon return of securities loaned (See Note 4)	43,392,072
Distributions payable	10,780,957
Payable to adviser (See Note 3)	1,111,595
Payable to custodian foreign currency, at value	30,398
Payable for investments purchased	673
Total liabilities	55,315,695
NET ASSETS	$2,539,851,258

NET ASSETS CONSISTS OF:
Paid-in capital	$1,947,160,367
Total distributable earnings	592,690,891
Total net assets	$2,539,851,258

Net assets	$2,539,851,258
Shares issued and outstanding (a)	47,600,000
Net asset value per share	$53.36

COST:
Investments, at cost	$2,004,183,582

PROCEEDS:
Foreign currency proceeds	$23,360

LOANED SECURITIES:
At value (included in investments)	$42,242,089

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$31,921,803
Less: Issuance fees	(186,416)
Less: Dividend withholding taxes	(5,061,220)
Securities lending income (See Note 4)	138,396
Total investment income	26,812,563

EXPENSES:
Investment advisory fee (See Note 3)	5,037,031
Total expenses	5,037,031
NET INVESTMENT INCOME (LOSS)	21,775,532

REALIZED AND UNREALIZED GAIN (LOSS)	285,913,407
Net realized gain (loss) from:
Investments	96,498,723
Foreign currency translation	(2,673,299)
Net realized gain (loss)	93,825,424

Net change in unrealized appreciation (depreciation) on:
Investments	192,334,401
Foreign currency translation	(246,418)
Net change in unrealized appreciation (depreciation)	192,087,983
Net realized and unrealized gain (loss)	285,913,407
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$307,688,939

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF

STATEMENT OF CHANGES IN NET ASSETS

	Period ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$21,775,532	$26,732,470
Net realized gain (loss)	93,825,424	(1,720,048)
Net change in unrealized appreciation (depreciation)	192,087,983	250,862,975
Net increase (decrease) in net assets from operations	307,688,939	275,875,397

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(22,763,238)	(29,709,177)
Total distributions to shareholders	(22,763,238)	(29,709,177)

CAPITAL TRANSACTIONS:
Shares sold	811,522,695	432,575,931
Shares redeemed	—	(86,251,860)
ETF transaction fees (See Note 1)	2,071,960	844,231
Net increase (decrease) in net assets from capital transactions	813,594,655	347,168,302

NET INCREASE (DECREASE) IN NET ASSETS	1,098,520,356	593,334,522

NET ASSETS:
Beginning of the period	1,441,330,902	847,996,380
End of the period	$2,539,851,258	$1,441,330,902

SHARES TRANSACTIONS
Shares sold	14,800,000	11,650,000
Shares redeemed	—	(2,550,000)
Total increase (decrease) in shares outstanding	14,800,000	9,100,000
The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF
FINANCIAL HIGHLIGHTS

	Period ended March 31, 2026 (Unaudited)	Year ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$43.94	$35.78	$28.27	$25.04	$32.99	$25.07

INVESTMENT OPERATIONS:
Net investment income (a)	0.56	0.97	0.84	0.94	1.22	0.82
Net realized and unrealized gain (loss) on investments (b)	9.37	8.20	7.52	3.60	(8.73)	7.33
Total from investment operations	9.93	9.17	8.36	4.54	(7.51)	8.15

Net investment income	(0.56)	(1.04)	(0.87)	(1.32)	(0.48)	(0.35)
Net realized gains	—	—	—	(0.05)	(0.02)	—
Total distributions	(0.56)	(1.04)	(0.87)	(1.37)	(0.50)	(0.35)

ETF transaction fees per share	0.05	0.03	0.02	0.06	0.06	0.12
Net asset value, end of period	$53.36	$43.94	$35.78	$28.27	$25.04	$32.99

TOTAL RETURN (c)	22.75%	26.24%	29.81%	18.42%	-22.96%	32.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,539,851	$1,441,331	$847,996	$609,130	$206,583	$100,613
Ratio of expenses to average net assets (d)	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets (d)	2.12%	2.59%	2.56%	3.18%	3.99%	2.49%
Portfolio turnover rate (c)(e)	23%	19%	20%	15%	8%	22%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Freedom 100 Emerging Markets ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on May 22, 2019. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek to track the total return performance, before fees and expenses, of the Freedom 100 Emerging Markets Index (the “Index”). See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is March 31, 2026, and the period covered by these Notes to Financial Statements is from October 1, 2025 to March 31, 2026 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”),

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$—	$2,525,965,280	$—	$—	$2,525,965,280
Warrants	—	—	91,556	—	91,556
Investments Purchased with Proceeds from Securities Lending(a)	43,392,072	—	—	—	43,392,072
Money Market Funds	—	2,943,468	—	—	2,943,468
Total Investments	$43,392,072	$2,528,908,748	$91,556	$—	$2,572,392,376

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $43,392,072 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended September 30, 2025, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(33,406,258)	$33,406,258

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.
Per the Advisory Agreement, the Fund pays an annual rate of 0.49% to the Adviser monthly based on average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$42,242,089	$43,392,072

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them ("Securities Lending Income") is reflected in the Fund's Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was $138,396.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$1,009,992,773	$481,010,012

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$269,323,326	$—

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal year ended September 30, 2025, were as follows:

Tax cost of Investments	$1,102,380,408
Gross tax unrealized appreciation	408,618,159
Gross tax unrealized depreciation	(50,284,849)
Net tax unrealized appreciation (depreciation)	$358,333,310
Undistributed ordinary income	2,383,233
Undistributed long-term gain	—
Total distributable earnings	2,383,233
Other accumulated gain (loss)	(52,951,353)
Total accumulated gain (loss)	$307,765,190

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended September 30, 2025, the Fund did not defer any post-October capital losses.

For the fiscal year ended September 30, 2025, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(21,118,473)	$(31,832,880)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period and the fiscal year ended September 30, 2025, were as follows:

Ordinary Income
Current Fiscal Period (Unaudited)	Fiscal Year Ended September 30, 2025
$22,763,238	$29,709,177

NOTE 8 - CREDIT FACILITY

The Custodian has made available to the Fund and certain other series of the Trust a $30 million secured credit facility pursuant to a Loan Agreement (“Agreement”) effective December 10, 2025 and expiring on December 9, 2026 for the purposes of having cash available to satisfy redemption requests. Advances under the Agreement would be limited to the lesser of $30 million, 25% of the gross market value of the Fund, or 33.33% of the unencumbered assets of the Fund. Principal is due 45 days after the initial advance and at maturity. Interest is payable monthly in arrears. Under the credit

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

facility, the interest rate paid on outstanding borrowings is equal to the lender’s prime rate. As of the current fiscal period, the prime rate was 6.75%. The interest paid on outstanding borrowings during the fiscal year ended March 31, 2026 was paid by the Adviser.

For the fiscal year ended March 31, 2026, the Fund’s activity under the credit facility was as follows:

Average Principal Balance, when in use	Average Interest Rate, when in use	Maximum Loan Outstanding	Period Maximum Loan was Outstanding
$7,754,448	6.75%	$18,030,000	January 16, 2026 - January 19, 2026
As of the end of the current fiscal period, the Fund had no outstanding borrowings under the Agreement.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the current fiscal period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

FREEDOM 100 EMERGING MARKETS ETF

FEDERAL TAX INFORMATION

For the fiscal year ended September 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 58.12%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2025, for the Fund was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the Fund designated the following amounts as foreign taxes paid for the fiscal year ended September 30, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
$6,532,558	$0.199772	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	June 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	June 1, 2026

By (Signature and Title)	/s/ Sean R. Hegarty
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	June 1, 2026